ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the Board of Directors of Grupo Aval, and for which financial information is available:

31.1          Description of products and services from which each reportable segment derives its income

Grupo Aval is organized into five business segments comprised by the four main banks of Grupo Aval: Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular and Corficolombiana. All these banks and Corficolombiana, provide services relating to banking activities in Colombia and others countries in commercial, consumer, mortgage housing and microcredit banking. Corficolombiana´s core business is the active management of an equity portfolio.

31.2          Factors used by management to identify reportable segments

Operating segments identified above are based on the strategic organization of Grupo Aval in order to serve different sectors of the economy in Colombia and América Central.

31.3          Measurement of net income, assets and liabilities of operating segments

The Board of Directors of Grupo Aval reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.31.

31.4          Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2019,  2018 and 2017:

Statement of Financial Position

December 31, 2019

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Assets
Trading assets	Ps.	4,199,830	Ps.	2,730,366	Ps.	284,790	Ps.	295,234	Ps.	1,729,563	Ps.	187	Ps.	(126,302)	Ps.	9,113,668
Investment securities		14,721,063		4,487,707		2,556,181		1,675,897		3,316,757		—		(757,294)		26,000,311
Hedging derivatives assets		163,004		—		—		—		3,594		—		—		166,598
Investments in associates and joint ventures		4,752,358		1,434,246		486,524		3,027		752,060		405		(6,440,658)		987,962
Loans, net		113,110,128		29,374,122		19,260,152		11,671,190		2,115,859		—		(1,589,134)		173,942,317
Other assets		38,073,197		4,551,257		2,529,930		1,562,189		23,891,745		4,129,975		(6,116,560)		68,621,733
Total assets	Ps.	175,019,580	Ps.	42,577,698	Ps.	25,117,577	Ps.	15,207,537	Ps.	31,809,578	Ps.	4,130,567	Ps.	(15,029,948)	Ps.	278,832,589
Liabilities
Customer deposits		117,794,986		28,726,381		16,988,939		11,851,426		4,067,504		—		(3,937,815)		175,491,421
Financial obligations		29,359,125		7,195,231		3,955,801		1,078,588		12,152,007		4,484,293		(3,380,469)		54,844,576
Other liabilities		6,005,467		1,787,008		1,102,857		482,383		5,622,013		519,887		(371,292)		15,148,323
Total liabilities	Ps.	153,159,578	Ps.	37,708,620	Ps.	22,047,597	Ps.	13,412,397	Ps.	21,841,524	Ps.	5,004,180	Ps.	(7,689,576)	Ps.	245,484,320
(1)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.

Statement of income for 2019

		Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	12,279,546	Ps.	3,107,030	Ps.	2,297,087	Ps.	1,460,981	Ps.	407,843	Ps.	248	Ps.	—	Ps.	19,552,735
Income from commissions and fees		4,948,265		423,571		263,985		281,324		77,012		89,186		—		6,083,343
Income from sales of goods and services		107,012		58,947		—		(5,466)		8,996,095		—		—		9,156,588
Share of profit of equity accounted investees, net of tax		10,633		4,272		5,232		3,819		205,674		(4)		—		229,626
Dividends		4,878		336		1,155		1,795		76,522		—		—		84,686
Other income		1,183,179		262,541		97,372		53,340		348,779		2,967		—		1,948,178
	Ps.	18,533,513	Ps.	3,856,697	Ps.	2,664,831	Ps.	1,795,793	Ps.	10,111,925	Ps.	92,397	Ps.	—	Ps.	37,055,156

		Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	95,675	Ps.	13,344	Ps.	13,411	Ps.	3,441	Ps.	128,352	Ps.	79	Ps.	(254,302)	Ps.	—
Income from commissions and fees		4,339		8,328		2,904		18,905		1,474		68,227		(104,177)		—
Income from sales of goods and services		1,968		164,635		—		5,466		5,866		—		(177,935)		—
Share of profit of equity accounted investees, net of tax		513,721		246,576		73,370		(3,997)		1,665		—		(831,335)		—
Dividends		5,288		2,022		2,925		2,053		105		—		(12,393)		—
Other income		52,608		5,268		220		1,543		(4,899)		88,628		(143,368)		—
		673,599		440,173		92,830		27,411		132,563		156,934		(1,523,510)		—
Total income	Ps.	19,207,112	Ps.	4,296,870	Ps.	2,757,661	Ps.	1,823,204	Ps.	10,244,488	Ps.	249,331	Ps.	(1,523,510)	Ps.	37,055,156

Expenses
Interest expense	Ps.	(4,879,514)	Ps.	(1,228,385)	Ps.	(880,056)	Ps.	(421,033)	Ps.	(925,197)	Ps.	(240,723)	Ps.	307,691	Ps.	(8,267,217)
Loans and other accounts receivable		(2,767,818)		(867,085)		(350,302)		(269,269)		(11,598)		—		72,092		(4,193,980)
Depreciation and amortization		(631,835)		(107,651)		(82,028)		(65,455)		(7,789)		(10,135)		3,408		(901,485)
Expenses from commissions and fees		(382,972)		(85,289)		(65,713)		(137,275)		(12,737)		(4,419)		60,406		(627,999)
Costs and expenses of sales goods and services		(235,928)		(305,866)		—		—		(6,256,833)		20,755		(3,905)		(6,781,777)
Administrative expenses		(3,406,083)		(725,963)		(640,153)		(392,862)		(85,533)		(279,356)		575,643		(4,954,307)
Other expense		(2,830,267)		(347,474)		(384,756)		(195,290)		(137,701)		366,572		(347,764)		(3,876,680)
Income tax expense		(999,041)		(61,098)		(52,533)		(105,396)		(802,936)		(62,399)		(2,854)		(2,086,257)
Total expenses		(16,133,458)		(3,728,811)		(2,455,541)		(1,586,580)		(8,240,324)		(209,705)		664,717		(31,689,702)
Net income for the year	Ps.	3,073,654	Ps.	568,059	Ps.	302,120	Ps.	236,624	Ps.	2,004,164	Ps.	39,626	Ps.	(858,793)	Ps.	5,365,454

(1)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total

Revenue from contracts with customers (2)	Ps.	5,060,573	Ps.	651,537	Ps.	266,889	Ps.	300,229	Ps.	8,679,277	Ps.	437,415	Ps.	(155,989)	Ps.	15,239,931

Timing of revenue recognition
At a point in time		232,277		31,763		22,784		83,687		116,974		436,504		(365,398)		558,591
Over time		4,828,296		619,774		244,105		216,542		8,562,303		911		209,409		14,681,340
(1)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.
(2)	Income from contracts with customers, see note 28.

Statement of Financial Position December 31, 2018

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Assets
Trading assets	Ps.	3,086,060	Ps.	1,670,934	Ps.	235,283	Ps.	302,226	Ps.	1,987,205	Ps.	212	Ps.	(77,608)	Ps.	7,204,312
Investment securities		11,238,754		5,070,964		2,900,778		1,225,551		3,189,297		—		(595,185)		23,030,159
Hedging derivatives assets		32,981		—		—		—		43		—		(2,886)		30,138
Investments in associates and joint ventures		4,157,015		1,247,935		396,289		2,347		759,222		—		(5,580,065)		982,743
Loans, net		111,018,238		26,996,654		18,287,166		11,027,826		2,575,561		—		(1,219,791)		168,685,654
Other assets		33,769,462		3,935,123		2,829,152		1,649,531		17,729,308		3,924,117		(4,094,546)		59,742,147
Total assets	Ps.	163,302,510	Ps.	38,921,610	Ps.	24,648,668	Ps.	14,207,481	Ps.	26,240,636	Ps.	3,924,329	Ps.	(11,570,081)	Ps.	259,675,153
Liabilities
Customer deposits	Ps.	108,404,522	Ps.	25,592,232	Ps.	17,571,388	Ps.	11,425,400	Ps.	3,805,028	Ps.	—	Ps.	(2,439,119)	Ps.	164,359,451
Financial obligations		28,560,065		6,881,717		3,139,013		647,872		9,673,342		4,376,021		(2,066,040)		51,211,990
Other liabilities		6,670,148		1,941,504		1,047,333		514,029		4,643,578		443,591		(710,819)		14,549,364
Total liabilities	Ps.	143,634,735	Ps.	34,415,453	Ps.	21,757,734	Ps.	12,587,301	Ps.	18,121,948	Ps.	4,819,612	Ps.	(5,215,978)	Ps.	230,120,805
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.

Statement of Income for the year 2018

		Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	11,136,903	Ps.	3,087,525	Ps.	2,192,941	Ps.	1,383,023	Ps.	556,068	Ps.	176	Ps.	—	Ps.	18,356,636
Income from commissions and fees		4,394,989		399,785		245,721		261,769		77,936		73,182		—		5,453,382
Income from sales of goods and services		130,007		65,916		12,124		—		7,917,967		—		—		8,126,014
Share of profit of equity accounted investees, net of tax		6,126		2,688		3,083		2,550		183,268		—		—		197,715
Dividends		4,855		286		2,314		1,399		62,633		—		—		71,487
Other income		1,211,601		152,866		132,562		53,724		324,524		2,714		—		1,877,991
	Ps.	16,884,481	Ps.	3,709,066	Ps.	2,588,745	Ps.	1,702,465	Ps.	9,122,396	Ps.	76,072	Ps.	—	Ps.	34,083,225

		Banco de		Banco de		Banco Popular		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	58,463	Ps.	10,971	Ps.	3,681	Ps.	1,726	Ps.	30,590	Ps.	144	Ps.	(105,575)	Ps.	—
Income from commissions and fees		5,977		9,395		6,760		19,992		1,350		80,403		(123,877)		—
Income from sales of goods and services		580		109,927		—		—		5,767		—		(116,274)		—
Share of profit of equity accounted investees, net of tax		562,070		180,142		57,340		(3,230)		1,151		—		(797,473)		—
Dividends		12,894		2,414		9,355		1,614		1,211		—		(27,488)		—
Other income		201,241		18,345		850		1,765		(2,494)		53,808		(273,515)		—
		841,225		331,194		77,986		21,867		37,575		134,355		(1,444,202)		—
Total income	Ps.	17,725,706	Ps.	4,040,260	Ps.	2,666,731	Ps.	1,724,332	Ps.	9,159,971	Ps.	210,427	Ps.	(1,444,202)	Ps.	34,083,225

Expenses
Interest expense	Ps.	(4,328,845)	Ps.	(1,135,189)	Ps.	(850,707)	Ps.	(370,015)	Ps.	(781,037)	Ps.	(222,519)	Ps.	203,471	Ps.	(7,484,841)
Loans and other accounts receivable		(2,610,893)		(1,014,420)		(186,622)		(297,265)		(40,772)		—		—		(4,149,972)
Depreciation and amortization		(363,264)		(77,174)		(50,819)		(33,438)		(7,750)		(7,306)		—		(539,751)
Expenses from commissions and fees		(362,810)		(71,570)		(89,515)		(107,759)		(13,322)		(2,511)		33,724		(613,763)
Costs and expenses of sales goods and services		(254,904)		(242,943)		(13,962)		—		(5,011,808)		5,409		36,106		(5,482,102)
Administrative expenses		(3,171,147)		(699,653)		(564,289)		(408,079)		(95,338)		(206,690)		504,736		(4,640,460)
Other expense		(2,552,588)		(418,471)		(402,933)		(190,005)		(233,165)		283,719		(324,752)		(3,838,195)
Income tax expense		(950,042)		35,454		(152,923)		(101,303)		(908,261)		(70,145)		(2,370)		(2,149,590)
Total expenses		(14,594,493)		(3,623,966)		(2,311,770)		(1,507,864)		(7,091,453)		(220,043)		450,915		(28,898,674)
Net income for the year	Ps.	3,131,213	Ps.	416,294	Ps.	354,961	Ps.	216,468	Ps.	2,068,518	Ps.	(9,616)	Ps.	(993,287)	Ps.	5,184,551
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total

Revenue from contracts with customers (2)	Ps.	4,530,757	Ps.	582,571	Ps.	262,703	Ps.	281,761	Ps.	7,770,108	Ps.	437,292	Ps.	(285,796)	Ps.	13,579,396

Timing of revenue recognition
At a point in time		1,156,598		126,524		72,090		159,147		167,440		436,697		(377,760)		1,740,736
Over time		3,374,159		456,047		190,613		122,614		7,602,668		595		91,964		11,838,660
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(2)	Income from contracts with customers, see note 28.

Statement of Income of the year 2017

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
External income
Interest income	Ps.	11,241,897	Ps.	3,450,056	Ps.	2,196,753	Ps.	1,305,784	Ps.	547,028	Ps.	315	Ps.	—	Ps.	18,741,833
Income from commissions and fees		4,187,221		396,658		224,233		250,824		95,086		48,103		—		5,202,125
Income from sales of goods and services		104,277		62,294		58,184		—		5,568,095		—		—		5,792,850
Share of profit of equity accounted investees, net of tax		5,847		2,402		2,622		2,043		159,050		—		—		171,964
Dividends		1,321		370		1,991		1,514		45,243		—		—		50,439
Other income		954,355		194,155		63,157		62,642		423,255		3,077		—		1,700,641
	Ps.	16,494,918	Ps.	4,105,935	Ps.	2,546,940	Ps.	1,622,807	Ps.	6,837,757	Ps.	51,495	Ps.	—	Ps.	31,659,852

		Banco de		Banco de		Banco		Banco AV		Corficolombiana		Other
		Bogotá S.A.		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	72,910	Ps.	1,818	Ps.	1,047	Ps.	4,797	Ps.	62,097	Ps.	277	Ps.	(142,946)	Ps.	—
Income from commissions and fees		2,988		5,171		4,133		15,065		1,339		95,312		(124,008)		—
Income from sales of goods and services		15		78,286		—		—		6,992		14,060		(99,353)		—
Share of profit of equity accounted investees, net of tax		36,782		139,555		(376)		132		159		—		(176,252)		—
Dividends		3,101		5,494		6,810		1,170		1,244		—		(17,819)		—
Other income		24,536		2,494		5,978		1,977		(18,243)		62,335		(79,077)		—
		140,332		232,818		17,592		23,141		53,588		171,984		(639,455)		—
Total income	Ps.	16,635,250	Ps.	4,338,753	Ps.	2,564,532	Ps.	1,645,948	Ps.	6,891,345	Ps.	223,479	Ps.	(639,455)	Ps.	31,659,852

Expenses
Interest expense	Ps.	(4,594,100)	Ps.	(1,388,144)	Ps.	(977,441)	Ps.	(423,069)	Ps.	(852,501)	Ps.	(216,694)	Ps.	224,250	Ps.	(8,227,699)
Loans and other accounts receivable		(2,459,293)		(993,350)		(258,926)		(327,833)		(79,932)		—		—		(4,119,334)
Depreciation and amortization		(361,621)		(69,255)		(45,417)		(29,897)		(5,881)		(9,337)		—		(521,408)
Expenses from commissions and fees		(351,073)		(94,089)		(86,228)		(108,572)		(10,772)		(2,550)		30,170		(623,114)
Costs and expenses of sales goods and services		(238,836)		(206,532)		(26,764)		—		(4,577,538)		5,901		7,942		(5,035,827)
Administrative expenses		(3,035,346)		(703,106)		(520,204)		(375,522)		(119,271)		(229,821)		470,122		(4,513,148)
Other expense		(2,491,823)		(390,812)		(334,944)		(180,186)		(241,854)		311,137		(375,613)		(3,704,095)
Income tax expense		(970,207)		(115,778)		(108,914)		(63,174)		(440,043)		(51,957)		(2,721)		(1,752,794)
Total expenses		(14,502,299)		(3,961,066)		(2,358,838)		(1,508,253)		(6,327,792)		(193,321)		354,150		(28,497,419)
Net income for the year	Ps.	2,132,951	Ps.	377,687	Ps.	205,694	Ps.	137,695	Ps.	563,553	Ps.	30,158	Ps.	(285,305)	Ps.	3,162,433
(1)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

•	Loans with financial obligations of entities mainly from non-financial sector.
•	Investments in term deposits and outstanding bonds of in other segments.
•	Investments in subordinates elimination and record of non- controlling interests.
•	Leases and commissions pay between entities of Grupo Aval.
•	Expenses and incomes from commissions

31.5          Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed by products and services, in the statement of income.

31.6          Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2019,  2018 and 2017:

		December 31, 2019

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	12,891,567	Ps.	1,418,362	Ps.	2,128,292	Ps.	1,058,404	Ps.	950,760	Ps.	391,889	Ps.	660,029	Ps.	6,162	Ps.	47,270	Ps.	19,552,735
Income from commissions and fees		3,506,114		352,996		1,173,411		278,198		344,010		170,261		223,982		—		34,371		6,083,343
Storage services		161,298		—		—		—		—		—		—		—		—		161,298
Trust activities		334,910		—		—		—		—		—		—		—		—		334,910
Pension and severance fund management		1,088,849		—		31,711		—		8,831		—		—		—		—		1,129,391
Fees on credit cards		606,581		45,016		406,458		69,367		99,055		50,568		63,467		—		23,732		1,364,244
Office network services		24,618		—		—		—		—		—		—		—		—		24,618
Commissions on drafts, checks and checkbooks		49,546		480		—		—		—		—		—		—		—		50,026
Other commissions		12,350		—		—		—		—		—		—		—		—		12,350
Commissions on banking services		1,227,962		307,500		735,242		208,831		236,124		119,693		160,515		—		10,639		3,006,506
Share of profit of equity accounted investees, net of tax		229,626		—		—		—		—		—		—		—		—		229,626
Dividends		80,443		2,666		—		870		707		—		—		—		—		84,686
Income from sales of goods and services		8,710,572		669		—		—		—		—		—		445,347		—		9,156,588
Energy and gas E&G		4,102,181		—		—		—		—		—		—		422,722		—		4,524,903
Infrastructure		3,783,534		—		—		—		—		—		—		—		—		3,783,534
Hotels		343,541		669		—		—		—		—		—		22,625		—		366,835
Agribusiness		135,928		—		—		—		—		—		—		—		—		135,928
Others Services		205,813		—		—		—		—		—		—		—		—		205,813
Others operating income		139,575		—		—		—		—		—		—		—		—		139,575
Other income		1,484,085		44,292		72,026		147,776		59,667		114,740		5,486		6,635		13,471		1,948,178

Total income	Ps.	26,902,407	Ps.	1,818,985	Ps.	3,373,729	Ps.	1,485,248	Ps.	1,355,144	Ps.	676,890	Ps.	889,497	Ps.	458,144	Ps.	95,112	Ps.	37,055,156

		December 31, 2018

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	12,721,895	Ps.	1,205,059	Ps.	1,797,230	Ps.	882,648	Ps.	763,975	Ps.	423,149	Ps.	544,267	Ps.	107	Ps.	18,306	Ps.	18,356,636
Income from commissions and fees		3,238,516		309,546		999,648		260,158		275,111		157,034		194,870		—		18,499		5,453,382
Storage services		156,638		—		—		—		—		—		—		—		—		156,638
Trust activities		312,901		—		—		—		—		—		—		—		—		312,901
Pension and severance fund management		955,912		—		25,516		—		5,895		—		—		—		—		987,323
Fees on credit cards		557,533		42,560		343,791		57,929		81,512		41,552		54,590		—		8,249		1,187,716
Office network services		30,220		—		—		—		—		—		—		—		—		30,220
Commissions on drafts, checks and checkbooks		49,196		449		—		—		—		—		—		—		—		49,645
Other commissions		10,457		—		—		—		—		—		—		—		—		10,457
Commissions on banking services		1,165,659		266,537		630,341		202,229		187,704		115,482		140,280		—		10,250		2,718,482
Share of profit of equity accounted investees, net of tax		197,715		—		—		—		—		—		—		—		—		197,715
Dividends		66,980		3,143		—		713		651		—		—		—		—		71,487
Income from sales of goods and services		7,861,701		575		—		—		—		—		—		263,738		—		8,126,014
Energy and gas E&G		3,168,649		—		—		—		—		—		—		243,025		—		3,411,674
Infrastructure		3,826,101		—		—		—		—		—		—		—		—		3,826,101
Hotels		311,461		575		—		—		—		—		—		20,713		—		332,749
Agribusiness		133,095		—		—		—		—		—		—		—		—		133,095
Others Services		239,801		—		—		—		—		—		—		—		—		239,801
Others operating income		182,594		—		—		—		—		—		—		—		—		182,594
Other income		1,307,370		9,302		269,119		130,052		55,773		90,549		8,060		3,297		4,469		1,877,991

Total income	Ps.	25,394,177	Ps.	1,527,625	Ps.	3,065,997	Ps.	1,273,571	Ps.	1,095,510	Ps.	670,732	Ps.	747,197	Ps.	267,142	Ps.	41,274	Ps.	34,083,225

		December 31, 2017

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries		Total income
Interest income	Ps.	13,512,361	Ps.	1,076,412	Ps.	1,647,600	Ps.	830,179	Ps.	759,401	Ps.	413,925	Ps.	485,703	Ps.	87	Ps.	16,165	Ps.	18,741,833
Income from commissions and fees		3,122,497		294,630		922,251		233,758		255,317		164,030		185,761		—		23,881		5,202,125
Storage services		169,815		—		—		—		—		—		—		—		—		169,815
Trust activities		311,837		—		—		—		—		—		—		—		—		311,837
Pension and severance fund management		898,537		—		23,342		—		4,892		—		—		—		—		926,771
Fees on credit cards		534,209		23,247		320,208		61,599		66,210		50,344		51,686		—		4,816		1,112,319
Office network services		42,639		—		—		—		—		—		—		—		—		42,639
Commissions on drafts, checks and checkbooks		60,268		500		—		—		—		—		—		—		—		60,768
Other commissions		10,272		—		—		—		—		—		—		—		—		10,272
Commissions on banking services		1,094,920		270,883		578,701		172,159		184,215		113,686		134,075		—		19,065		2,567,704
Share of profit of equity accounted investees, net of tax		171,964		—		—		—		—		—		—		—		—		171,964
Dividends		50,023		416		—		—		—		—		—		—		—		50,439
Income from sales of goods and services		5,570,536		409		—		—		—		—		—		221,906		—		5,792,850
Energy and gas E&G		2,701,124		—		—		—		—		—		—		207,168		—		2,908,292
Infrastructure		2,290,786		—		—		—		—		—		—		—		—		2,290,786
Hotels		221,613		409		—		—		—		—		—		14,738		—		236,760
Agribusiness		87,800		—		—		—		—		—		—		—		—		87,800
Others Services		132,833		—		—		—		—		—		—		—		—		132,833
Others operating income		136,379		—		—		—		—		—		—		—		—		136,379
Other income		1,267,920		38,701		182,258		68,709		42,229		84,453		4,812		6,345		5,214		1,700,641

Total income	Ps.	23,695,301	Ps.	1,410,568	Ps.	2,752,109	Ps.	1,132,646	Ps.	1,056,947	Ps.	662,408	Ps.	676,276	Ps.	228,338	Ps.	45,260	Ps.	31,659,852

During the years ended December 31, 2019,  2018 and 2017, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7          Non-current assets by Country

Grupo Aval’s non-current assets for each individual country for which non-current assets are significant, are as follows as of December 31, 2019 and 2018:

December 31, 2019	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,441,733	Ps.	10,299,669
Panamá		210,348		4,005,751
Costa Rica		403,107		101,324
Guatemala		139,793		17,981
Other countries		588,253		1,651,841
Total	Ps.	5,783,234	Ps.	16,076,566

December 31, 2018	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,450,061	Ps.	8,625,595
Panamá		213,090		3,979,443
Costa Rica		378,554		100,631
Guatemala		108,167		15,988
Other countries		513,871		1,145,302
Total	Ps.	5,663,743	Ps.	13,866,959

(1) see note 15.1

(2)   see notes 16 to 18.